Cover	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Entity Registrant Name	Ameresco, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34811
Entity Tax Identification Number	04-3512838
Entity Address, Address Line One	111 Speen Street,
Entity Address, City or Town	Framingham,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	1701
City Area Code	508
Local Phone Number	661-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001488139
Entity Address, Address Line Two	Suite 410,